Fair Value Measurement (Details) (USD $)	Sep. 30, 2013	Mar. 31, 2013
Liabilities:
Buffalo embedded derivative	$ 650,000
Derivative warrant liability	17,055,000	4,060,000
Recurring | Level 2
Liabilities:
Tax compensation	17,629,000	6,226,000
Total liabilities	17,629,000	6,226,000
Recurring | Level 3
Liabilities:
Buffalo embedded derivative	650,000
Derivative warrant liability	17,055,000
Total liabilities	17,705,000
Recurring | Total
Liabilities:
Tax compensation	17,629,000	6,226,000
Buffalo embedded derivative	650,000
Derivative warrant liability	17,055,000
Total liabilities	$ 35,334,000	$ 6,226,000